9. INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments Details 1Abstract
Investments in associates and joint controlled entities, beginning	R$ 5,499,995	R$ 4,568,451
Capital increase		20,579
Dividends	(87,846)	(79,189)
Comprehensive income (1)	272	850,640
Equity in results of affiliated companies (2)	173,145	147,800
Received from sale of Usimina's shares	(39,377)
Update of shares measured at Fair Value through profit or loss (VJR) (note 13 II)	96,133
Amortization of fair value - investment in MRS	(11,746)	(11,746)
Others	37	3,460
Investments in associates and joint controlled entities, ending	R$ 5,630,613	R$ 5,499,995